INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

The following table sets forth income tax expense for the years ended December 31, 2023 and 2022 (stated in thousands):

	Years Ended December 31,
	2023	2022
Income tax expense:
Federal	$—	$—
State	60	5
	60	5
Deferred tax (benefit) expense:
Federal	(729)	179
State	(67)	18
	(796)	197
Total income tax (benefit) expense	$(736)	$202

Schedule of deferred tax assets and liabilities

The following table sets forth deferred tax assets and liabilities as of December 31, 2023 and 2022 (stated in thousands):

	Years Ended December 31,
	2023	2022
Deferred Tax Assets (Liabilities):
Noncurrent:
Fixed assets	$(41)	$(101)
Stock-based and performance share compensation.	1,408	1,920
Equity method investments	(134)	(138)
Accrual to cash adjustment	243	(4,079)
ROU Asset	(139)	(154)
Lease liability	161	180
Net operating loss and carryforward	9,354	7,792
Intangibles	1,347	1,773
Debt issuance costs	1	10
Accretion expense	(14)	(268)
Total Noncurrent DTL	12,186	6,935
Valuation Allowance	(12,186)	(7,731)
Deferred Tax Liabilities, net	$—	$(796)

Schedule of effective tax rate reconciliation

The following table sets forth the effective tax rate reconciliation for the years ended December 31, 2023 and 2022 (stated in thousands):

	Years Ended December 31,
	2023	2022
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	1.4%	2.0%
Permanent items	(1.2)%	—%
Performance shares	—%	1.1%
Provision to return adjustment and other	(1.6)%	(0.4)%
Change in rate	0.4%	0.8%
Change in valuation allowance	(16.8)%	(24.7)%
NOL carryback difference	(0.5)%	(0.5)%
Effective income tax rate	2.7%	(0.7)%